Other Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Related Party Transaction [Line Items]
Payments associated with services	$ 83,000,000	$ 104,000,000	$ 60,000,000
Affiliated entity
Related Party Transaction [Line Items]
Risk ceded				$ 319,000,000
Investment management fees | Affiliated entity
Related Party Transaction [Line Items]
Related party, revenue	58,000,000	58,000,000	65,000,000
Management and Corporate Services Costs | Affiliated entity
Related Party Transaction [Line Items]
Related party, expenses	7,000,000	6,000,000	9,000,000
Management and Corporate Services Costs | Affiliated entity | Jackson Financial
Related Party Transaction [Line Items]
Related party, expenses	18,000,000
Revolving credit facility | Affiliated entity | PPM America, Inc.
Related Party Transaction [Line Items]
Revolving credit facility	$ 75,000,000
Commitment fee	0.001
Outstanding balance	$ 20,000,000	20,000,000
Highest outstanding loan balance	$ 20,000,000	20,000,000
Revolving credit facility | Affiliated entity | PPM America, Inc. | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Transaction rate	2.00%
Revolving credit facility | Affiliated entity | Jackson Financial
Related Party Transaction [Line Items]
Revolving credit facility	$ 100,000,000
Commitment fee	0.001
Outstanding balance	$ 0	0
Highest outstanding loan balance	$ 0	30,000,000
Revolving credit facility | Affiliated entity | Jackson Financial | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Transaction rate	2.00%
Variable rate	0.0012
Revolving credit facility | Affiliated entity | Jackson Holdings, LLC
Related Party Transaction [Line Items]
Revolving credit facility	$ 20,000,000
Commitment fee	0.0025
Outstanding balance	$ 0	0
Highest outstanding loan balance	$ 0	0
Revolving credit facility | Affiliated entity | Jackson Holdings, LLC | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Transaction rate	2.00%
Information security and technology services | Affiliated entity
Related Party Transaction [Line Items]
Related party, revenue	$ 0	4,000,000	$ 5,000,000
Surplus notes | Affiliated entity
Related Party Transaction [Line Items]
Outstanding balance		$ 177,000,000		344,000,000
Financing Note | Affiliated entity
Related Party Transaction [Line Items]
Transaction rate	4.00%
Outstanding balance	$ 158,000,000			$ 344,000,000